Segment reporting (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of operating segments [line items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue		154,404		138,123	122,903
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenue		29,040		26,825	19,726
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenue		21,132		19,394	19,250
Global Generic [Member] | Oncology [Member]
Disclosure of operating segments [line items]
Revenue		16,842		18,245	18,357
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenue		15,460		14,729	15,106
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenue		15,531		13,808	13,806
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenue		12,906		9,402	7,073
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenue		11,089		10,433	8,130
Global Generic [Member] | Others
Disclosure of operating segments [line items]
Revenue		₨ 32,404		₨ 25,287	₨ 21,455

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).